Income Taxes (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Income tax benefit from adjustment to tax basis in certain flight equipment	$ 544,000,000
Reserve for uncertain tax positions	381,000,000
Net tax benefit	$ 164,000,000	$ 129,157,000	$ (33,972,000)	$ 75,953,000	$ (75,264,000)	$ 310,078,000	$ 268,968,000	$ (495,989,000)